T. ROWE PRICE SMALL-MID CAP ETF

March 31, 2024 Unaudited
PORTFOLIO OF INVESTMENTS‡	Shares	$ Value
(Cost and value in $000s)

COMMON STOCKS 99.6%
COMMUNICATION SERVICES 2.5%
Entertainment 0.2%
Endeavor Group Holdings, Class A	7,121	183
		183
Interactive Media & Services 0.2%
Pinterest, Class A (1)	4,950	172
		172
Media 2.1%
News, Class B	54,371	1,471
Nexstar Media Group	2,031	350
Stagwell (1)	33,691	210
		2,031
Total Communication Services		2,386
CONSUMER DISCRETIONARY 12.4%
Automobile Components 0.8%
Autoliv	2,344	282
Patrick Industries	3,837	459
		741
Automobiles 0.2%
Rivian Automotive, Class A (1)	16,530	181
		181
Diversified Consumer Services 1.1%
Bright Horizons Family Solutions (1)	5,912	670
Duolingo (1)	1,677	370
		1,040
Hotels Restaurants & Leisure 4.0%
Accel Entertainment (1)	10,476	124
Arcos Dorados Holdings, Class A	29,539	328
Bloomin' Brands	8,089	232
Boyd Gaming	3,748	252
Churchill Downs	1,840	228
Darden Restaurants	743	124
Domino's Pizza	1,148	570
DraftKings (1)	13,846	629
MGM Resorts International (1)	4,236	200
Norwegian Cruise Line Holdings (1)	7,115	149
Travel Leisure	3,093	151
Vail Resorts	714	159
Wingstop	1,462	536

T. ROWE PRICE SMALL-MID CAP ETF

	Shares	$ Value
(Cost and value in $000s)
Wynn Resorts	2,114	216
		3,898
Household Durables 1.2%
La-Z-Boy	3,024	114
NVR (1)	61	494
PulteGroup	2,883	348
TopBuild (1)	479	211
		1,167
Specialty Retail 3.5%
Advance Auto Parts	3,261	278
Bath & Body Works	12,345	618
Burlington Stores (1)	2,014	468
Carvana (1)	1,728	152
Five Below (1)	1,480	268
Floor & Decor Holdings, Class A (1)	2,824	366
Tractor Supply	1,224	320
Ulta Beauty (1)	498	260
Williams-Sonoma	2,010	638
		3,368
Textiles, Apparel & Luxury Goods 1.6%
Deckers Outdoor (1)	535	503
On Holding, Class A (1)(2)	6,551	232
Ralph Lauren	3,223	605
Steven Madden	5,928	251
		1,591
Total Consumer Discretionary		11,986
CONSUMER STAPLES 3.2%
Beverages 0.7%
Celsius Holdings (1)	8,759	726
		726
Consumer Staples Distribution & Retail 1.4%
BJ's Wholesale Club Holdings (1)	3,376	255
Casey's General Stores	693	221
Dollar General	1,601	250
Performance Food Group (1)	3,115	233
US Foods Holding (1)	8,305	448
		1,407
Food Products 0.6%
Flowers Foods	14,222	337
Tyson Foods, Class A	3,589	211
		548

T. ROWE PRICE SMALL-MID CAP ETF

	Shares	$ Value
(Cost and value in $000s)
Personal Care Products 0.5%
elf Beauty (1)	2,412	473
		473
Total Consumer Staples		3,154
ENERGY 5.6%
Energy Equipment & Services 3.6%
Expro Group Holdings (1)	28,562	570
Noble	7,291	353
Seadrill (1)	4,052	204
TechnipFMC	55,817	1,402
Tidewater (1)	11,047	1,016
		3,545
Oil, Gas & Consumable Fuels 2.0%
Cameco	12,997	563
Chesapeake Energy	5,622	499
Diamondback Energy	1,447	287
Matador Resources	3,169	212
Range Resources	10,192	351
		1,912
Total Energy		5,457
FINANCIALS 15.7%
Banks 5.2%
East West Bancorp	6,567	520
Fifth Third Bancorp	25,944	965
First BanCorp/Puerto Rico	19,682	345
Huntington Bancshares	37,851	528
Metropolitan Bank Holding (1)	5,981	230
Popular	11,197	986
Webster Financial	10,494	533
Western Alliance Bancorp	11,366	730
Zions Bancorp	4,204	182
		5,019
Capital Markets 2.2%
Cboe Global Markets	1,655	304
FactSet Research Systems	526	239
LPL Financial Holdings	1,817	480
Main Street Capital	6,018	285
Morningstar	1,394	430
Open Lending (1)	34,577	217
Tradeweb Markets, Class A	1,346	140
Virtus Investment Partners	348	86
		2,181

T. ROWE PRICE SMALL-MID CAP ETF

	Shares	$ Value
(Cost and value in $000s)
Consumer Finance 0.7%
OneMain Holdings	13,035	666
		666
Financial Services 4.5%
Banco Latinoamericano de Comercio Exterior SA, Class E	10,116	300
Corebridge Financial	24,565	706
Corpay (1)	3,916	1,208
Equitable Holdings	10,802	410
Essent Group	1,993	119
Euronet Worldwide (1)	1,234	136
Jackson Financial, Class A	4,064	269
Payoneer Global (1)	30,753	149
Toast, Class A (1)	13,710	342
Voya Financial	7,363	544
Western Union	10,175	142
		4,325
Insurance 2.9%
Everest Re Group	1,038	413
Hanover Insurance Group	1,258	171
Hartford Financial Services Group	5,127	529
Kemper	5,157	319
Reinsurance Group of America	2,542	490
RenaissanceRe Holdings	3,473	816
Skyward Specialty Insurance Group (1)	3,490	131
		2,869
Mortgage Real Estate Investment Trusts 0.2%
Annaly Capital Management, REIT	10,127	199
		199
Total Financials		15,259
HEALTH CARE 13.1%
Biotechnology 4.8%
ACADIA Pharmaceuticals (1)	7,113	132
Akero Therapeutics (1)	3,549	90
Alkermes PLC (1)	6,803	184
Alnylam Pharmaceuticals (1)	664	99
Alpine Immune Sciences (1)	3,097	123
Ascendis Pharma, ADR (1)	440	67
Avidity Biosciences (1)	7,384	188
Biohaven (1)	5,522	302
Blueprint Medicines (1)	3,352	318
Crinetics Pharmaceuticals (1)	4,370	205
Exact Sciences (1)	2,656	183
Ideaya Biosciences (1)	2,958	130

T. ROWE PRICE SMALL-MID CAP ETF

	Shares	$ Value
(Cost and value in $000s)
Insmed (1)	7,901	214
Intellia Therapeutics (1)	3,488	96
Ionis Pharmaceuticals (1)	4,352	189
Kymera Therapeutics (1)	4,429	178
Legend Biotech, ADR (1)	1,848	104
Madrigal Pharmaceuticals (1)	424	113
Morphic Holding (1)	1,906	67
Neurocrine Biosciences (1)	1,843	254
Prothena (1)	3,217	80
Replimune Group (1)	4,232	35
REVOLUTION Medicines (1)	5,244	169
Rocket Pharmaceuticals (1)	4,058	109
Sage Therapeutic (1)	3,423	64
Sarepta Therapeutics (1)	1,270	164
Scholar Rock Holding (1)	7,563	134
SpringWorks Therapeutics (1)	1,573	77
Ultragenyx Pharmaceutical (1)	3,814	178
Vaxcyte (1)	2,897	198
Vera Therapeutics (1)	2,156	93
Xencor (1)	4,302	95
		4,632
Health Care Equipment & Supplies 2.5%
Baxter International	9,057	387
Cooper Cos	1,631	165
Dentsply Sirona	15,237	506
Enovis (1)	2,282	143
Hologic (1)	3,524	275
Inmode (1)	7,397	160
Novocure (1)	12,177	190
Penumbra (1)	1,059	236
Teleflex	1,630	369
		2,431
Health Care Providers & Services 2.6%
Cardinal Health	1,203	135
Molina Healthcare (1)	1,407	578
Select Medical Holdings	35,001	1,055
Tenet Healthcare (1)	5,304	557
Universal Health Services, Class B	1,473	269
		2,594
Life Sciences Tools & Services 1.6%
Avantor (1)	10,301	263
Bio-Techne	2,759	194
Charles River Laboratories International (1)	2,015	546
ICON (1)	418	140
Medpace Holdings (1)	771	312

T. ROWE PRICE SMALL-MID CAP ETF

	Shares	$ Value
(Cost and value in $000s)
Repligen (1)	427	79
		1,534
Pharmaceuticals 1.6%
Catalent (1)	8,186	462
Elanco Animal Health (1)	23,737	387
Prestige Consumer Healthcare (1)	2,127	155
Structure Therapeutics, ADR (1)	1,287	55
Viatris	42,654	509
		1,568
Total Health Care		12,759
INDUSTRIALS & BUSINESS SERVICES 20.9%
Aerospace & Defense 3.6%
Curtiss-Wright	1,326	339
Howmet Aerospace	8,820	603
Huntington Ingalls Industries	2,562	747
Rolls-Royce Holdings (GBP) (1)	48,525	261
Spirit AeroSystems Holdings, Class A (1)	5,844	211
Textron	14,165	1,359
		3,520
Building Products 2.4%
Armstrong World Industries	2,918	362
AZEK (1)	1,954	98
Builders FirstSource (1)	1,796	375
Carlisle Cos	1,091	428
Fortune Brands Innovations	2,797	237
Owens Corning	1,717	286
Trex (1)	3,456	345
UFP Industries	1,630	200
		2,331
Commercial Services & Supplies 1.3%
Brink's	3,329	307
Clean Harbors (1)	2,765	557
GEO Group (1)	24,510	346
		1,210
Construction & Engineering 1.9%
AECOM	1,110	109
API Group (1)	8,372	329
Comfort Systems USA	1,170	372
EMCOR Group	1,266	443
WillScot Mobile Mini Holdings (1)	12,709	591
		1,844

T. ROWE PRICE SMALL-MID CAP ETF

	Shares	$ Value
(Cost and value in $000s)
Electrical Equipment 1.4%
Acuity Brands	980	263
Atkore (1)	2,063	393
EnerSys	1,526	144
Hubbell	1,372	570
		1,370
Ground Transportation 0.9%
JB Hunt Transport Services	1,047	208
Landstar System	1,477	285
Saia (1)	661	387
		880
Machinery 5.0%
Atmus Filtration Technologies (1)	19,338	624
Blue Bird (1)	4,993	191
Esab	7,424	821
Graco	898	84
Hillman Solutions (1)	9,834	105
Lincoln Electric Holdings	1,334	341
Middleby (1)	3,059	492
Mueller Water Products, Class A	13,570	218
Stanley Black & Decker	11,752	1,151
Terex	3,497	225
Timken	4,801	420
Toro	2,175	199
		4,871
Passenger Airlines 0.4%
Copa Holdings, Class A	1,837	191
Southwest Airlines	5,311	155
		346
Professional Services 3.4%
ASGN (1)	2,838	298
Booz Allen Hamilton Holding	2,379	353
Broadridge Financial Solutions	1,779	365
FTI Consulting (1)	948	199
Korn Ferry	5,369	353
Leidos Holdings	3,916	513
Paylocity Holding (1)	1,407	242
SS&C Technologies Holdings	9,973	642
Verra Mobility (1)	12,791	319
		3,284
Trading Companies & Distributors 0.6%
SiteOne Landscape Supply (1)	2,418	422

T. ROWE PRICE SMALL-MID CAP ETF

	Shares	$ Value
(Cost and value in $000s)
Watsco	396	171
		593
Total Industrials & Business Services		20,249
INFORMATION TECHNOLOGY 14.6%
Electronic Equipment, Instruments & Components 1.6%
Belden	3,627	336
Celestica (1)	8,504	382
Jabil	3,428	459
Zebra Technologies, Class A (1)	1,358	410
		1,587
IT Services 1.1%
Akamai Technologies (1)	2,520	274
Amdocs	3,463	313
GoDaddy, Class A (1)	4,165	494
		1,081
Semiconductors & Semiconductor Equipment 3.5%
Entegris	3,834	539
Lattice Semiconductor (1)	3,836	300
MKS Instruments	9,911	1,318
Photronics (1)	9,582	271
Skyworks Solutions	3,502	379
SMART Global Holdings (1)	11,211	295
Teradyne	2,709	306
		3,408
Software 7.3%
A10 Networks	17,978	246
Appfolio, Class A (1)	586	145
AppLovin, Class A (1)	3,849	266
Box (1)	7,031	199
Confluent, Class A (1)	9,334	285
Descartes Systems Group (1)	5,714	523
DocuSign (1)	5,644	336
Dynatrace (1)	15,235	708
Envestnet (1)	1,760	102
Gen Digital	23,094	517
HubSpot (1)	306	192
Informatica, Class A (1)	4,382	153
Manhattan Associates (1)	1,075	269
Monday.com (1)	1,817	410
Nutanix, Class A (1)	8,124	501
PTC (1)	4,205	795
Qualys (1)	1,471	246
Samsara, Class A (1)	10,091	381
Tyler Technologies (1)	1,330	565

T. ROWE PRICE SMALL-MID CAP ETF

	Shares	$ Value
(Cost and value in $000s)
Verint Systems (1)	5,716	190
		7,029
Technology Hardware, Storage & Peripherals 1.1%
Pure Storage, Class A (1)	3,658	190
Western Digital (1)	12,849	877
		1,067
Total Information Technology		14,172
MATERIALS 4.4%
Chemicals 1.2%
CF Industries Holdings	6,035	502
Minerals Technologies	1,321	100
RPM International	4,551	541
		1,143
Construction Materials 0.4%
Summit Materials, Class A (1)	9,618	429
		429
Containers & Packaging 0.6%
Avery Dennison	1,515	338
Ball	4,285	289
		627
Metals & Mining 1.8%
Champion Iron (CAD)	32,134	152
Hudbay Minerals	64,056	449
Reliance Steel & Aluminum	1,799	601
Steel Dynamics	3,517	521
		1,723
Paper & Forest Products 0.4%
West Fraser Timber	4,221	365
		365
Total Materials		4,287
REAL ESTATE 5.0%
Hotel & Resort REITs 0.5%
DiamondRock Hospitality, REIT	23,308	224
Host Hotels & Resorts, REIT	14,069	291
		515
Industrial REITs 0.8%
Rexford Industrial Realty, REIT	14,325	721
		721
Office REITs 0.7%
Hudson Pacific Properties, REIT	25,371	163

T. ROWE PRICE SMALL-MID CAP ETF

	Shares	$ Value
(Cost and value in $000s)
Kilroy Realty, REIT	4,907	179
Vornado Realty Trust, REIT	12,305	354
		696
Residential REITs 0.6%
Equity LifeStyle Properties, REIT	3,528	227
Essex Property Trust, REIT	582	143
Sun Communities, REIT	1,610	207
		577
Retail REITs 0.6%
Brixmor Property Group, REIT	11,008	258
Regency Centers, REIT	4,926	298
		556
Specialized REITs 1.8%
CubeSmart, REIT	8,742	396
EPR Properties, REIT	2,740	116
Iron Mountain, REIT	1,406	113
Lamar Advertising, Class A, REIT	5,843	698
Rayonier, REIT	8,938	297
Weyerhaeuser, REIT	4,268	153
		1,773
Total Real Estate		4,838
UTILITIES 2.2%
Electric Utilities 1.0%
ALLETE	2,919	174
Evergy	7,042	376
FirstEnergy	9,625	372
		922
Independent Power & Renewable Electricity Producer 0.3%
Vistra	4,496	313
		313
Multi-Utilities 0.9%
Ameren	4,361	322
CenterPoint Energy	11,488	327
NiSource	9,277	257
		906
Total Utilities		2,141
Total Common Stocks (Cost $81,717)		96,688
SHORT-TERM INVESTMENTS 0.3%
Money Market Funds 0.3%
State Street Institutional U.S. Government Money Market Fund, 5.26% (3)	285,451	285
Total Short-Term Investments (Cost $285)		285

T. ROWE PRICE SMALL-MID CAP ETF

	Shares	$ Value
(Cost and value in $000s)
SECURITIES LENDING COLLATERAL 0.2%
Investments in a Pooled Account through Securities Lending Program with State Street Bank 0.2%
Money Market Funds 0.2%
T. Rowe Price Government Reserve Fund, 5.39% (3)(4)	198,836	199
Total Investments in a Pooled Account through Securities Lending Program with State Street Bank		199
Total Securities Lending Collateral (Cost $199)		199
Total Investments in Securities 100.1% of Net Assets (Cost $82,201)		$97,172
Other Assets Less Liabilities (0.1%)		(131)
Net Assets 100.0%		$97,041

‡	Shares are denominated in U.S. dollars unless otherwise noted.
(1)	Non-income producing.
(2)	All or a portion of this security is on loan at March 31, 2024.
(3)	Seven-day yield
(4)	Affiliated Companies
ADR	American Depositary Receipts
REIT	A domestic Real Estate Investment Trust whose distributions pass-through with original tax character to the shareholder
CAD	Canada Dollar
GBP	British Pound

T. ROWE PRICE SMALL-MID CAP ETF

AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended March 31, 2024. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate	Net Realized Gain (Loss)	Changes in Net Unrealized Gain/Loss	Investment Income
T. Rowe Price Government Reserve Fund	$—	$—	$—++
Totals	$—#	$—	$—+

Supplementary Investment Schedule
Affiliate	Value 12/31/23	Purchase Cost	Sales Cost	Value 3/31/24
T. Rowe Price Government Reserve Fund	$—	¤	¤	$199
	Total			$199^

++	Excludes earnings on securities lending collateral, which are subject to rebates and fees.
#	Capital gain distributions from mutual funds represented $0 of the net realized gain (loss).
+	Investment income comprised $0 of dividend income and $0 of interest income.
¤	Purchase and sale information not shown for cash management funds.
^	The cost basis of investments in affiliated companies was $199.
The accompanying notes are an integral part of this portfolio of investments.

T. ROWE PRICE SMALL-MID CAP ETF

Unaudited
    NOTES TO PORTFOLIO OF INVESTMENTS

T. Rowe Price Small-Mid Cap ETF (the fund) is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value
The fund’s financial instruments are valued at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated T. Rowe Price Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1  –  quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2  –  inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3  –  unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques
Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.
The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE, if the Valuation Designee determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of its portfolio securities. Each business day, the Valuation Designee uses

T. ROWE PRICE SMALL-MID CAP ETF

information from outside pricing services to evaluate the quoted prices of portfolio securities and, if appropriate, decide whether it is necessary to adjust quoted prices to reflect fair value by reviewing a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The Valuation Designee uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The Valuation Designee cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value.
Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs
The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on March 31, 2024 (for further detail by category, please refer to the accompanying Portfolio of Investments):
($000s)	Level 1	Level 2	Level 3	Total Value
Assets
Common Stocks	$96,275	$413	$—	$96,688
Short-Term Investments	285	—	—	285
Securities Lending Collateral	199	—	—	199
Total	$96,759	$413	$—	$97,172
OTHER MATTERS
Unpredictable events such as environmental or natural disasters, war and conflict, terrorism, geopolitical events, and public health epidemics and similar public health threats may significantly affect the economy and the markets and issuers in which the fund invests. Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks.
The global outbreak of COVID-19 and the related governmental and public responses have led and may continue to lead to increased market volatility and the potential for illiquidity in certain classes of securities and sectors of the market either in specific countries or worldwide.
In February 2022, Russian forces entered Ukraine and commenced an armed conflict leading to economic sanctions being imposed on Russia that target certain of its citizens and issuers and sectors of the Russian economy, creating impacts on Russian-related stocks and debt and greater volatility in global markets.

T. ROWE PRICE SMALL-MID CAP ETF

In March 2023, the banking industry experienced heightened volatility, which sparked concerns of potential broader adverse market conditions. The extent of impact of these events on the US and global markets is highly uncertain.
These are recent examples of global events which may have a negative impact on the values of certain portfolio holdings or the fund’s overall performance. Management is actively monitoring the risks and financial impacts arising from these events.
ETF1075-054Q1
03/24